Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Summary of Cash Flow Information Related to Operating Leases
Supplemental balance sheet and cash flow information related to operating leases is as follows (in thousands):

	As of June 30, 2022	As of December 31, 2021
Operating lease right-of-use asset	$6,138	$7,764
Accrued rent	870	934

Total operating lease right-of-use asset, net	$5,268	$6,830

Short-term operating lease liabilities	3,127	3,076
Long-term operating lease liabilities	3,011	4,688

Total operating lease liabilities	$6,138	$7,764
Supplemental cash flow information related to leases was as follows (in thousands):

	Six months ended	Six months ended
	June 30, 2022	June 30, 2021
Cash paid for amounts included in the measurement of operating lease liabilities	1.6 million	1.7 million